12 Months Ended
Nov. 18, 2014

July 7, 2015

Supplement to the Currently Effective

Summary Prospectus, Prospectus and Statement of Additional Information of

Deutsche X-trackers MSCI EMU Hedged Equity ETF

Effective July 7, 2015, Deutsche X-trackers MSCI EMU Hedged Equity ETF is renamed Deutsche X-trackers MSCI Eurozone Hedged Equity ETF.